Intangible assets and goodwill (Details Narrative)	12 Months Ended
Dec. 31, 2025
Intangible Assets And Goodwill
Crypto assets description	The price of the crypto assets held by the Company fluctuated between a high of USD $126,110 and a low of USD $80,843 from the acquisition date to the end of the current period. As a result of the decline in the market price of Bitcoin for the year ended December 31, 2025, the Company recognized an impairment loss of USD $2,057,588 in the consolidated statements of operations.